Employee share schemes - Summary of Shares Held for Share Award Schemes (Detail) - Employee share ownership plan shares in Thousands, number in Thousands, £ in Millions	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	58,817	59,814
Nominal value	£ 18	£ 19
Carrying value	288	353
Market value	£ 853	£ 861
Number of shares (in shares) | shares	0	65
Nominal value	£ 0	£ 0
Carrying value	0	1
Market value	£ 0	£ 1